Net Defined Benefit Liability (Asset)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Net Defined Benefit Liability (Asset)
24.	NET DEFINED BENEFIT LIABILITY(ASSET)
The Group’s pension plan is based on the defined benefit retirement pension plan. Employees and directors with one or more years of service are entitled to receive a payment upon termination of their employment, based on their length of service and rate of salary at the time of termination. The assets of the plans are measured at their fair value at the end of reporting date. The plan liabilities are measured using the projected unit method, which takes account of projected earnings increases, using actuarial assumptions that give the best estimate of the future cash flows that will arise under the plan liabilities.
The Group is exposed to various risks through defined benefit retirement pension plan, and the most significant risks are as follows:

Volatility of asset	The defined benefit obligation was estimated with an interest rate calculated based on blue chip corporate bonds earnings. A deficit may occur if the rate of return of plan assets falls short of the interest rate.

Decrease in profitability of blue-chip bonds	A decrease in profitability of blue-chip bonds will be offset by some increase in the value of debt securities that the employee benefit plan owns but will bring an increase in the defined benefit obligation.

Risk of inflation	Defined benefit obligations are related to inflation rate; the higher the inflation rate is, the higher the level of liabilities. Therefore, deficit occurs in the system if an inflation rate increases.

(1)	Details of net defined benefit liability (asset) are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Present value of defined benefit obligation	1,377,545	1,574,087
Fair value of plan assets	(1,661,623)	(1,807,408)

Net defined benefit liabilities (assets) (*)	(284,078)	(233,321)

(*)
Net defined benefit assets of 284,078 million Won as of December 31, 2022 are the subtracted amount of the net defined benefit liability of 35,202 million Won from the net defined benefit assets of 319,280. Net defined benefit assets of 233,321 million Won as of December 31, 2023 are the subtracted amount of the net defined benefit liability of 6,939 million Won from the net defined benefit assets of 240,260 million Won.

(2)	Changes in the carrying value of defined benefit obligation are as follows (Unit: Korean Won in millions):

		For the years ended December 31
		2021	2022	2023
	Beginning balance	1,610,680	1,618,098	1,377,545
	Current service cost	178,416	166,741	132,302
	Interest cost	39,814	48,238	72,683
Remeasurements	Financial assumption	(92,367)	(356,344)	70,284
	Demographic assumptions	(251)	(9)	—
	Experience adjustments	(12,155)	(3,838)	13,926
	Retirement benefit paid	(106,050)	(92,914)	(92,146)
	Foreign currencies translation adjustments	165	(69)	80
	Others	(154)	(2,358)	(587)

	Ending balance	1,618,098	1,377,545	1,574,087

(3)	Changes in the plan assets are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Beginning balance	1,564,101	1,591,458	1,661,623
Interest income	40,927	49,916	91,550
Remeasurements	(15,022)	(18,095)	(23,752)
Employer’s contributions	103,251	127,979	175,220
Retirement benefit paid	(99,523)	(87,472)	(94,607)
Others	(2,276)	(2,163)	(2,626)

Ending balance	1,591,458	1,661,623	1,807,408

(4)	The fair value of the plan assets by composition as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022	December 31, 2023
Cash and due from banks	1,661,623	1,807,408
Meanwhile, among plan assets, realized returns on plan assets amount to 31,821 million Won and 67,798 million Won for the years ended December 31, 2022 and 2023, respectively. The contribution expected to be paid in the next accounting year amounts to 128,665 million Won.

(5)	Amounts related to the defined benefit plan that are recognized in the consolidated statements of comprehensive income are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2021	2022	2023
Current service cost	178,416	166,741	132,302
Net interest income (expense)	(1,113)	(1,678)	(18,867)

Cost recognized in net income	177,303	165,063	113,435

Remeasurements (*)	(89,751)	(342,096)	107,962

Cost recognized in total comprehensive income	87,552	(177,033)	221,397

(*)	Amount before tax
Retirement benefits related to defined contribution plans recognized as expenses are 4,494million Won, 4,240 million Won and 6,217 million Won for the years ended December 31, 2021, 2022 and 2023, respectively.

(6)	Key actuarial assumptions used in net defined benefit liability measurement are as follows:

	December 31, 2021	December 31, 2022	December 31, 2023
Discount rate	2.40% ~ 3.49%	5.25% ~ 5.99%	4.25% ~ 5.15%
Future wage growth rate	2.03% ~ 5.56%	2.1% ~ 5.84%	2.24% ~ 5.79%
Mortality rate	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute	Issued by Korea Insurance Development Institute
Retirement rate	Experience rate for each employment classification	Experience rate for each employment classification	Experience rate for each employment classification
The weighted average maturity of defined benefit liability is a minimum of 5.01 to a maximum 10.76 years.

(7)	The sensitivity to actuarial assumptions used in the assessment of defined benefit obligation is as follows (Unit: Korean Won in millions):

		December 31, 2022	December 31, 2023
Discount rate	Increase by 1% point	(146,319)	(137,355)
	Decrease by 1% point	170,529	158,691
Future wage growth rate	Increase by 1% point	174,546	160,663
	Decrease by 1% point	(153,712)	(141,355)